OTHER LOSSES - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER LOSSES - NET [abstract]
Loss on disposal of fixed assets - net	¥ (93,914)			¥ (77,026)	¥ (133,073)
Interest income from banks	25,209			18,974	24,772
Government grants	15,223			13,272	9,769
Dividend income from FVOCI(2017:AFS)	6,473			6,473	5,884
Income from compensation	2,176			295	749
Impairment of fixed assets (Note 6)	(10,364)			(11,185)	0
Impairment of construction-in-progress (Note 7)	0			0	(5,662)
Impairment of trade receivables (Note 19)	0			(5,904)	(6)
Unwinding of interest accrued on long-term receivable	4,080			2,868	2,602
Income from disposal of subsidiaries	81			0	0
Renovation cost for the separation and transfer of facilities	(65,735)			0	0
Others	8,158			3,756	(13,305)
Other losses, net	¥ (108,613)	$ (15,797)		¥ (48,477)	¥ (108,270)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .